UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09651
811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc.
Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Focus
Growth Fund, Inc. and Master Focus Growth LLC, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 08/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Focus Growth Fund, Inc. ANNUAL REPORT | AUGUST 31, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous year for investors, marked by almost daily headlines related to the beleaguered housing market, rising food and energy prices,

and the escalating credit crisis. The news took an extraordinarily heavy tone shortly after the close of this reporting period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has been aggressive in its attempts to restore order in financial markets. Key moves included slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008 and providing numerous cash injections and lending programs. As the credit crisis took an extreme turn for the worse in September, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The

U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though the recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility (steep declines and quick recoveries), generally posting losses for the current reporting period. Small-cap stocks fared significantly better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably,

decelerated at a faster pace than domestic equities—a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose), as the broader flight-to-quality theme persisted. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.83% by period-

end when credit fears resurfaced. Tax-exempt issues posted positive returns, but problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. Economic and financial market distress also dampened the performance of high yield issues, which were very volatile due to the macro factors noted above.

Overall, severe market instability resulted in mixed results for the major benchmark indexes:
Total Returns as of August 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(2.57)%	(11.14)%

Small cap U.S. equities (Russell 2000 Index)	8.53	(5.48)

International equities (MSCI Europe, Australasia, Far East Index)	(10.18)	(14.41)

Fixed income (Lehman Brothers U.S. Aggregate Index)	0.18	5.86

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	5.12	4.48

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	0.74	(0.66)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•The Fund recently changed its fiscal year-end to August 31. Fund results outpaced that of the broad-market S&P 500 Index and the S&P 500
Citigroup Growth Index for the 12-month period.

What factors influenced performance?
•Stock selection accounted for the majority of the Fund’s outperformance relative to the S&P 500 Citigroup Growth Index. Overweight positions in the materials, information technology and industrials sectors also contributed significantly to results. Additionally, an underweight in the financials sector proved advantageous. Top-performing stocks in the portfolio included Potash Corp. of Saskatchewan Inc., CONSOL Energy
Inc., FTI Consulting Inc., Gilead Sciences Inc. and Freeport-McMoRan
Copper & Gold Inc.

•In contrast, an underweight in consumer staples and stock selection in information technology detracted modestly from performance. Celgene
Corp., Fannie Mae, Infosys Technologies Ltd., Hologic Inc. and Precision
Castparts Corp. were among the Fund’s weakest-performing holdings.

Describe recent portfolio activity.
•During the annual period, we initiated positions in Polo Ralph Lauren
Corp., QUALCOMM Inc., GameStop Corp., Dick’s Sporting Goods Inc. and
Ritchie Bros. Auctioneers Inc. Among our largest sales were Celgene
Corp., China Mobile Ltd., Intel Corp., Roper Industries Inc. and Teva
Pharmaceutical Industries Ltd.

•Stocks that were both bought and sold over the 12 months included
The Coca-Cola Co., CONSOL Energy Inc., Hologic Inc., Amazon.com Inc.,
The TJX Companies Inc., Fannie Mae, Banco Bradesco SA, Mercadolibre
Inc., Visa Inc. and Barrick Gold Corp.

Describe Fund positioning at period-end.
•At August 31, 2008, the Fund was most significantly underweight in the energy, consumer staples and financials sectors, while it maintained overweight positions in the industrial, information technology, telecom-
munications and consumer discretionary sectors.

•Current equity market performance has been significantly influenced by the ongoing turbulent and uncertain conditions in the credit, financing and housing markets. While the U.S. may avert a “technical” recession over the near term, significant challenges exist to achieving a meaningful cyclical recovery, suggesting an extended period of sub-trend economic growth. In such an environment, we continue to favor large company growth stocks with relatively attractive earnings profiles.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	March 1, 2008	August 31, 2008	During the Period[1]	March 1, 2008	August 31, 2008	During the Period[1]

Institutional	$1,000	$1,013.00	$ 7.56	$1,000	$1,017.39	$ 7.57
Investor A	$1,000	$1,013.30	$10.61	$1,000	$1,014.36	$10.62
Investor B	$1,000	$1,004.70	$15.35	$1,000	$1,009.58	$15.39
Investor C	$1,000	$1,009.50	$14.69	$1,000	$1,010.28	$14.69

[1] For each class of the Fund, expenses are equal to the expense ratio for the class (1.51% for Institutional, 2.12% for Investor A, 3.08% for Investor B and 2.94% for
Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests all of its assets in Master Focus Growth LLC (the “Master LLC”). The Master LLC invests primarily in common stocks of approximately 20 to 30 companies that the Advisor believes have strong earnings and revenue growth and capital appreciation potential.
3 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-
Hill Companies.
4 This unmanaged broad-based Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance.
It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.
5 Commencement of operations.

Performance Summary for the Year Ended August 31, 2008

				Average Annual Total Returns[6]

		1 Year		5 Years		Since Inception[7]

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	1.30%	1.30%	—	9.01%	—	(15.71)%	—
Investor A	1.33	0.88	(4.41)%	8.59	7.43%	(15.97)	(16.50)%
Investor B	0.47	0.00	(4.50)	7.60	7.30	(16.65)	(16.65)
Investor C	0.95	0.00	(1.00)	7.74	7.74	(16.69)	(16.69)
S&P 500 Index	(2.57)	(11.14)	—	6.92	—	0.60	—
S&P 500 Citigroup Growth Index	0.42	(6.40)	—	5.36	—	(3.36)	—

[6] Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
[7] The Fund commenced operations on 3/03/00.

Past performance is not indicative of future results.

BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees, and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on March 1, 2008 and held through August 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Statement of Assets and Liabilities	BlackRock Focus Growth Fund, Inc.

August 31, 2008

Assets

Investment at value — Master Focus Growth LLC (the “Master LLC”) (Cost — $62,691,494)	$ 65,217,288
Capital shares sold receivable	184,215
Prepaid expenses	20,655

Total assets	65,422,158

Liabilities

Contributions payable to the Master LLC	99,619
Capital shares redeemed payable	84,596
Other affiliates payable	56,566
Distribution fees payable	27,643
Administration fees payable	1,767
Officer’s and Directors’ fees payable	13
Other accrued expenses payable	67,547

Total liabilities	337,751

Net Assets	$ 65,084,407

Net Assets Consist of

Institutional Shares $0.10 par value, 100,000,000 shares authorized	$ 558,327
Investor A Shares $0.10 par value, 100,000,000 shares authorized	1,012,102
Investor B Shares $0.10 par value, 300,000,000 shares authorized	488,665
Investor C Shares $0.10 par value, 300,000,000 shares authorized	874,093
Paid-in capital in excess of par	1,435,317,787
Undistributed net investment income	46,323
Accumulated net realized loss allocated from the Master LLC	(1,375,738,684)
Net unrealized appreciation/depreciation allocated from the Master LLC	2,525,794

Net Assets	$ 65,084,407

Net Asset Value

Institutional — Based on net assets of $13,072,783 and 5,583,265 shares outstanding	$ 2.34

Investor A — Based on net assets of $23,110,673 and 10,121,016 shares outstanding	$ 2.28

Investor B — Based on net assets of $10,367,246 and 4,886,649 shares outstanding	$ 2.12

Investor C — Based on net assets of $18,533,705 and 8,740,930 shares outstanding	$ 2.12

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

7

Statements of Operations	BlackRock Focus Growth Fund, Inc.

	Period
	December 1, 2007	Year Ended
	to August 31,	November 30,
	2008	2007

Investment Income

Net investment income (loss) allocated from the Master LLC:
Dividends	$ 256,517	$ 228,732
Income from affiliates	50,530	80,423
Securities lending	—	3,467
Expenses	(340,977)	(459,161)

Total loss	(33,930)	(146,539)

Expenses

Administration	127,441	184,643
Service — Investor A	33,989	21,035
Service and distribution — Investor B	126,227	301,243
Service and distribution — Investor C	141,828	202,281
Transfer agent — Institutional	29,233	49,171
Transfer agent — Investor A	77,253	42,108
Transfer agent — Investor B	95,191	177,186
Transfer agent — Investor C	96,615	129,331
Printing	77,819	72,420
Registration	46,514	45,574
Professional	34,466	34,582
Officer and Directors	105	—
Miscellaneous	12,669	17,530

Total expenses	899,350	1,277,104
Less fees waived by advisor	(31,302)	—

Total expenses after waiver	868,048	1,277,104

Net investment loss	(901,978)	(1,423,643)

Realized and Unrealized Gain (Loss) Allocated from the Master LLC

Net realized gain from investments and options written	4,024,628	11,849,641
Net change in unrealized appreciation/depreciation on investments and options written	(8,896,208)	5,330,432

Total realized and unrealized gain (loss)	(4,871,580)	17,180,073

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (5,773,558)	$ 15,756,430

See Notes to Financial Statements.

8 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Statements of Changes in Net Assets	BlackRock Focus Growth Fund, Inc.

	Period
	December 1, 2007
	to August 31,	Year Ended November 30,

Increase (Decrease) in Net Assets:	2008	2007	2006

Operations

Net investment loss	$ (901,978)	$ (1,423,643)	$ (1,294,877)
Net realized gain	4,024,628	11,849,641	14,243,911
Net change in unrealized appreciation/depreciation	(8,896,208)	5,330,432	(4,963,321)

Net increase (decrease) in net assets resulting from operations	(5,773,558)	15,756,430	7,985,713

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(4,114,421)	(17,624,365)	(30,129,646)

Net Assets

Total decrease in net assets	(9,887,979)	(1,867,935)	(22,143,933)
Beginning of period	74,972,386	76,840,321	98,984,254

End of period	$ 65,084,407	$ 74,972,386	$ 76,840,321

End of period undistributed net investment income	$ 46,323	—	—

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

9

Financial Highlights				BlackRock Focus Growth Fund, Inc.

			Institutional
	Period
	December 1, 2007
	to August 31,		Year Ended November 30,
	2008	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 2.52	$ 2.01	$ 1.82	$ 1.65	$ 1.57	$ 1.28

Net investment loss[1]	(0.02)	(0.02)	(0.01)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(0.16)	0.53	0.20	0.19	0.09	0.31

Net increase (decrease) from investment operations	(0.18)	0.51	0.19	0.17	0.08	0.29

Net asset value, end of period	$ 2.34	$ 2.52	$ 2.01	$ 1.82	$ 1.65	$ 1.57

Total Investment Return[2]

Based on net asset value	(7.14)%[3]	25.37%	10.44%	10.30%	5.10%	22.66%

Ratios to Average Net Assets[4]

Total expenses after waiver	1.47%[5]	1.40%	1.55%	1.63%	1.70%	1.86%

Total expenses	1.53%[5]	1.40%	1.55%	1.63%	1.70%	1.86%

Net investment loss	(0.86)%[5]	(0.98)%	(0.66)%	(0.92)%	(0.83)%	(1.33)%

Supplemental Data

Net assets, end of period (000)	$ 13,073	$ 15,357	$ 14,217	$ 16,277	$ 20,962	$ 27,105

Portfolio turnover of the Master LLC	105%	145%	117%	143%	183%	316%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of any sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment loss.

[5]	Annualized.

See Notes to Financial Statements.

10 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Financial Highlights (continued)				BlackRock Focus Growth Fund, Inc.

			Investor A
	Period
	December 1, 2007
	to August 31,		Year Ended November 30,
	2008	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 2.47	$ 1.98	$ 1.80	$ 1.63	$ 1.56	$ 1.27

Net investment loss[1]	(0.03)	(0.03)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(0.16)	0.52	0.20	0.19	0.09	0.31

Net increase (decrease) from investment operations	(0.19)	0.49	0.18	0.17	0.07	0.29

Net asset value, end of period	$ 2.28	$ 2.47	$ 1.98	$ 1.80	$ 1.63	$ 1.56

Total Investment Return[2]

Based on net asset value	(7.69)%[3]	24.75%	10.00%	10.43%	4.49%	22.83%

Ratios to Average Net Assets[4]

Total expenses after waiver	2.03%[5]	1.84%	1.80%	1.88%	1.95%	2.10%

Total expenses	2.09%[5]	1.84%	1.80%	1.88%	1.95%	2.10%

Net investment loss	(1.42)%[5]	(1.41)%	(0.92)%	(1.17)%	(1.08)%	(1.57)%

Supplemental Data

Net assets, end of period (000)	$ 23,111	$ 9,291	$ 8,534	$ 10,146	$ 13,494	$ 18,007

Portfolio turnover of the Master LLC	105%	145%	117%	143%	183%	316%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment loss.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

11

Financial Highlights (continued)					BlackRock Focus Growth Fund, Inc.

			Investor B
	Period
	December 1, 2007
	to August 31,		Year Ended November 30,
	2008	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 2.31	$ 1.87	$ 1.71	$ 1.57	$ 1.51	$ 1.24

Net investment loss[1]	(0.04)	(0.05)	(0.03)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(0.15)	0.49	0.19	0.17	0.09	0.30

Net increase (decrease) from investment operations	(0.19)	0.44	0.16	0.14	0.06	0.27

Net asset value, end of period	$ 2.12	$ 2.31	$ 1.87	$ 1.71	$ 1.57	$ 1.51

Total Investment Return[2]

Based on net asset value	(8.23)%[3]	23.53%	9.36%	8.92%	3.97%	21.77%

Ratios to Average Net Assets[4]

Total expenses after waiver	2.91%[5]	2.71%	2.66%	2.75%	2.81%	2.98%

Total expenses	2.97%[5]	2.71%	2.66%	2.75%	2.81%	2.98%

Net investment loss	(2.32)%[5]	(2.29)%	(1.77)%	(2.04)%	(1.93)%	(2.45)%

Supplemental Data

Net assets, end of period (000)	$ 10,367	$ 29,326	$ 33,161	$ 45,104	$ 67,922	$ 89,384

Portfolio turnover of the Master LLC	105%	145%	117%	143%	183%	316%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment loss.

[5]	Annualized.

See Notes to Financial Statements.

12 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Financial Highlights (concluded)					BlackRock Focus Growth Fund, Inc.

			Investor C
	Period
	December 1, 2007
	to August 31,		Year Ended November 30,
	2008	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 2.31	$ 1.86	$ 1.71	$ 1.56	$ 1.51	$ 1.24

Net investment loss[1]	(0.04)	(0.05)	(0.03)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(0.15)	0.50	0.18	0.18	0.08	0.30

Net increase (decrease) from investment operations	(0.19)	0.45	0.15	0.15	0.05	0.27

Net asset value, end of period	$ 2.12	$ 2.31	$ 1.86	$ 1.71	$ 1.56	$ 1.51

Total Investment Return[2]

Based on net asset value	(8.23)%[3]	24.19%	8.77%	9.62%	3.31%	21.77%

Ratios to Average Net Assets[4]

Total expenses after waiver	2.87%[5]	2.75%	2.68%	2.77%	2.83%	3.01%

Total expenses	2.93%[5]	2.75%	2.68%	2.77%	2.83%	3.01%

Net investment loss	(2.27)%[5]	(2.32)%	(1.79)%	(2.06)%	(1.95)%	(2.49)%

Supplemental Data

Net assets, end of period (000)	$ 18,534	$ 20,998	$ 20,928	$ 27,457	$ 41,234	$ 53,202

Portfolio turnover of the Master LLC	105%	145%	117%	143%	183%	316%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of any sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment loss.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

13

Notes to Financial Statements BlackRock Focus Growth Fund, Inc.

1. Significant Accounting Policies:

BlackRock Focus Growth Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the
Fund's financial statements. The Fund's financial statements are pre-
pared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
During the period, the Fund changed its fiscal year end to August 31. The percentage of the Master LLC owned by the Fund at August 31, 2008 was 100%. The Fund offers multiple classes of shares. Institutional
Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and
Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A,
Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C
Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the
Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report.

Effective December 1, 2007, the Fund adopted Financial Accounting
Standards Board (“FASB”) Statement of Financial Accounting Standards
No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, established a framework for measuring fair values and required additional disclosures about the use of fair value measure-
ments. Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities

•Level 2 — observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepay-
ment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities

Level 1	—
Level 2	$ 65,217,288
Level 3	—

Total	$ 65,217,288

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLC are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the
Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distri-
butions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

14 BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008

Notes to Financial Statements (continued) BlackRock Focus Growth Fund, Inc.

Effective May 31, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended
November 30, 2005 through November 30, 2007. The statutes of limita-
tions on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide administrative services (other than invest-
ment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. Merrill Lynch & Co., Inc.
(“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are
the principal owners of BlackRock, Inc.

The Administrator has agreed to contractually waive the administration fees of the Fund and the investment advisory fees of the Master LLC, as necessary to reduce the sum of the administration fee (as a percent-
age of the average daily net assets of the Fund) and the investment advisory fee (as a percentage of the daily net assets of the Master LLC)
from 0.85% to 0.65%, and also to waive the fees and/or reimburse direct expenses of the Fund and/or Master LLC to the extent necessary to limit the ordinary annual operating expenses of the Fund (after accounting for the waiver described above), excluding class-specific distribution and service fees, to 2.00% of the average daily net assets of the Fund for the annual period, so long as the sum of the fees waived and the expenses reimbursed by the Administrator do not exceed the amount of fees actually due to the Administrator under both the Master LLC’s investment advisory Agreement and the Fund’s administration agreement. The waiver is shown as fees waived by advisor on the Statements of Operations.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule12b-1 under the 1940 Act, the Fund pays the Distributor ongo-
ing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with the Distributor, broker-dealers, including
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide share-
holder servicing and distribution services to the Fund. The ongoing serv-
ice fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-
related services to Investor A, Investor B, and Investor C shareholders.

For the period December 1, 2007 to August 31, 2008, the Distributor earned underwriting discounts and direct commissions and affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $9,632. These amounts included a payment to Hilliard
Lyons which was considered an affiliate for a portion of the period.

For the period December 1, 2007 to August 31, 2008, affiliates received contingent deferred sales charges of $7,225 and $2,557 relating to transactions in Investor B and Investor C Shares, respectively. Further-
more, affiliates received deferred sales charges of $68 relating to trans-
actions subject to front-end sales charge waivers in Investor A Shares.

For the year ended November 30, 2007, the Distributor earned underwriting discounts and direct commissions and affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $6,005.

BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008 15

Notes to Financial Statements (continued) BlackRock Focus Growth Fund, Inc.

For the year ended November 30, 2007, affiliates received contingent deferred sales charges of $31,163 and $1,302 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $18 relating to transac-
tions subject to front-end sales charge waivers in Investor A Shares.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, record keeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period
December 1, 2007 to August 31, 2008 and the year ended November
30, 2007, the Fund paid $212,851 and $335,826, respectively, in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Admini-
strator, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing shareholder reports, dividend and distribution notices, and proxy materi-
als for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund’s 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as respond-
ing to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. The following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

	Period December 1, 2007	Year Ended
Call Center Fees	to August 31, 2008	November 30, 2007

Institutional	$ 355	$ 183
Investor A	$ 884	$ 371
Investor B	$3,009	$1,664
Investor C	$2,502	$1,215

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimbursed the Administrator for the compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.
Accordingly, during the current year, $164,472,390 has been reclassified between paid-in capital in excess of par and accumulated net investment loss allocated from the Master LLC and $948,301 has been reclassified between paid-in capital in excess of par and accumulated net investment loss as a result of permanent differences attributable to the expiration of capital loss carryforwards and net operating losses. These reclassifications have no effect on net assets or net asset values per share.

As of August 31, 2008, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforward	$(1,375,692,929)*
Net unrealized gains	2,526,362**

Total net accumulated losses	$(1,373,166,567)

* On August 31, 2008, the Fund had a net capital loss carryforward of
$1,375,692,929, of which $1,109,040,883 expires in 2009 and $266,652,046 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis unrealized gains is attributable primarily to the tax deferral of losses on straddles and the timing of income recognition on partnership interests.

16 BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008

Notes to Financial Statements (concluded) BlackRock Focus Growth Fund, Inc.

4. Capital Share Transactions: Transactions in shares for each class were as follows:

	Period
	December 1, 2007 to		Year Ended		Year Ended
	August 31, 2008		November 30, 2007		November 30, 2006

	Shares	Amount	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,421,849	$ 3,418,861	2,007,319	$ 4,746,708	258,600	$ 502,604
Shares redeemed	(1,932,537)	(4,585,953)	(2,986,244)	(6,901,292)	(2,115,291)	(4,055,990)

Net decrease	(510,688)	$ (1,167,092)	(978,925)	$ (2,154,584)	(1,856,691)	$ (3,553,386)

Investor A

Shares sold and automatic
conversion of shares	7,845,001	$ 17,700,648	496,150	$ 1,139,737	654,796	$ 1,235,282
Shares redeemed	(1,490,326)	(3,478,960)	(1,047,955)	(2,245,242)	(1,983,283)	(3,764,446)

Net increase (decrease)	6,354,675	$ 14,221,688	(551,805)	$ (1,105,505)	(1,328,487)	$ (2,529,164)

Investor B

Shares sold	326,534	$ 719,312	279,590	$ 581,482	237,359	$ 428,396
Shares redeemed and
automatic conversion
of shares	(8,130,942)	(17,088,676)	(5,350,086)	(10,743,034)	(8,820,089)	(15,830,739)

Net decrease	(7,804,408)	$(16,369,364)	(5,070,496)	$(10,161,552)	(8,582,730)	$(15,402,343)

Investor C

Shares sold	884,936	$ 1,935,396	558,194	$ 1,178,193	416,607	$ 750,300
Shares redeemed	(1,249,252)	(2,735,049)	(2,679,670)	(5,380,917)	(5,249,413)	(9,395,053)

Net decrease	(364,316)	$ (799,653)	(2,121,476)	$ (4,202,724)	(4,832,806)	$ (8,644,753)

5. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close in the first quarter of 2009.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Advisor, replaced FAM Distributors, Inc. and BlackRock Distributors, Inc.
as the sole distributor of the Fund. The service and distribution fees will not change as a result of this transaction.

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

17

Report of Independent Registered Public Accounting Firm BlackRock Focus Growth Fund, Inc.

To the Shareholders and Board of Directors of BlackRock
Focus Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of
BlackRock Focus Growth Fund, Inc. (the “Fund”) as of August 31, 2008,
and the related statements of operations for the period December 1,
2007 to August 31, 2008 and for the year ended November 30, 2007, the statements of changes in net assets for the period December 1,
2007 to August 31, 2008 and for each of the two years in the period ended November 30, 2007, and the financial highlights for the period
December 1, 2007 to August 31, 2008 and for each of the five years in the period ended November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock Focus Growth Fund, Inc. as of August 31, 2008, the results of its operations for the period December 1, 2007 to August 31, 2008 and for the year ended November 30, 2007, the changes in its net assets for the period December 1, 2007 to August 31, 2008 and for each of the two years in the period ended November 30, 2007, and the financial highlights for the period December 1, 2007 to August 31,
2008 and for each of the five years in the period ended November 30,
2007, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey October 27, 2008

18 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Master Portfolio Summary Master Focus Growth LLC

Fund Profile as of August 31, 2008

Percent of
Ten Largest Equity Investments	Net Assets

SBA Communications Corp. Class A	4%
Polo Ralph Lauren Corp.	4
Thermo Fisher Scientific, Inc.	4
QUALCOMM, Inc.	4
GameStop Corp. Class A	4
Dick's Sporting Goods, Inc.	4
Ritchie Bros. Auctioneers, Inc.	4
Gilead Sciences, Inc.	4
Janus Capital Group, Inc.	4
Spirit Aerosystems Holdings, Inc. Class A	4

Percent of
Long-Term
Industry Classification	Investments

Specialty Retail	7%
Communications Equipment	7
Life Sciences Tools & Services	7
Biotechnology	7
Electronic Equipment & Instruments	7
Food & Staples Retailing	7
Construction & Engineering	6
IT Services	6
Wireless Telecommunication Services	4
Textiles, Apparel & Luxury Goods	4
Commercial Services & Supplies	4
Capital Markets	4
Aerospace & Defense	4
Software	4
Energy Equipment & Services	3
Internet Software & Services	3
Computers & Peripherals	3
Health Care Providers & Services	3
Chemicals	3
Professional Services	3
Oil, Gas & Consumable Fuels	2
Machinery	1
Electrical Equipment	1

For Master LLC compliance purposes, the Master LLC’s industry classsifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008 19

Schedule of Investments August 31, 2008

 Master Focus Growth LLC

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.5%
Spirit Aerosystems Holdings, Inc. Class A (a)	101,200	$ 2,307,360

Biotechnology — 6.9%
Amgen, Inc. (a)	34,600	2,174,610
Gilead Sciences, Inc. (a)	44,200	2,328,456

		4,503,066

Capital Markets — 3.5%
Janus Capital Group, Inc.	85,700	2,311,329

Chemicals — 3.2%
Monsanto Co.	18,400	2,102,200

Commercial Services & Supplies — 3.6%
Ritchie Bros. Auctioneers, Inc.	88,500	2,341,710

Communications Equipment — 7.0%
Cisco Systems, Inc. (a)	91,300	2,195,765
QUALCOMM, Inc.	45,100	2,374,515

		4,570,280

Computers & Peripherals — 3.4%
Apple, Inc. (a)	12,900	2,186,937

Construction & Engineering — 6.0%
Jacobs Engineering Group, Inc. (a)	23,900	1,764,298
Quanta Services, Inc. (a)	67,800	2,165,532

		3,929,830

Electrical Equipment — 0.8%
General Cable Corp. (a)	9,900	487,278

Electronic Equipment & Instruments - 6.8%
Itron, Inc. (a)	21,900	2,268,402
Mettler Toledo International, Inc. (a)	20,800	2,188,160

		4,456,562

Energy Equipment & Services — 3.5%
National Oilwell Varco, Inc. (a)	31,100	2,293,003

Food & Staples Retailing — 6.8%
Costco Wholesale Corp.	34,100	2,286,746
Wal-Mart Stores, Inc.	36,700	2,167,869

		4,454,615

Health Care Providers & Services — 3.3%
Express Scripts, Inc. (a)	29,100	2,136,231

IT Services — 5.7%
Infosys Technologies Ltd. (b)	49,700	2,051,616
MasterCard, Inc. Class A	6,900	1,673,595

		3,725,211

Internet Software & Services — 3.4%
Google, Inc. Class A (a)	4,750	2,200,628

Life Sciences Tools & Services — 6.9%
Illumina, Inc. (a)	23,500	2,024,055
Thermo Fisher Scientific, Inc. (a)	40,400	2,446,624

		4,470,679

Machinery — 1.0%
Flowserve Corp.	5,100	673,812

Oil, Gas & Consumable Fuels — 1.9%
Chesapeake Energy Corp.	25,800	1,248,720

Professional Services — 3.2%
FTI Consulting, Inc. (a)	28,100	2,062,540

Common Stocks	Shares	Value

Software — 3.5%
Salesforce.com, Inc. (a)	41,100	$ 2,302,422

Specialty Retail — 7.2%
Dick’s Sporting Goods, Inc. (a)	102,400	2,343,936
GameStop Corp. Class A (a)	53,800	2,360,206

		4,704,142

Textiles, Apparel & Luxury Goods — 3.8%
Polo Ralph Lauren Corp.	32,300	2,450,924

Wireless Telecommunication Services — 4.0%
SBA Communications Corp. Class A (a)	73,800	2,577,834

Total Common Stocks — 98.9%		64,497,313

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC
Cash Sweep Series, 2.41% (c)(d)	$ 1,533	1,532,501

Total Short-Term Securities — 2.3%		1,532,501

Total Investments Before Options Written
(Cost — $63,432,752*) — 101.2%		66,029,814

Options Written	Contracts

Call Options Written
Amgen, Inc., expiring September 2008 at $67.50	50	(4,650)
Apple, Inc.:
expiring September 2008 at $185	18	(1,908)
expiring October 2008 at $190	18	(5,166)
Dick’s Sporting Goods, Inc.:
expiring September 2008 at $20	154	(47,355)
expiring October 2008 at $20	154	(53,130)
FTI Consulting, Inc., expiring October 2008 at $75	40	(12,300)
Flowserve Corp.:
expiring September 2008 at $130	26	(15,340)
expiring October 2008 at $135	25	(16,500)
GameStop Corp. Class A:
expiring September 2008 at $50	77	(1,347)
expiring October 2008 at $50	76	(6,460)
Google, Inc. Class A, expiring October 2008 at $530	6	(3,960)
Infosys Technologies Ltd., expiring September 2008
at $45	71	(1,953)
Itron, Inc., expiring October 2008 at $110	31	(10,075)
Jacobs Engineering Group, Inc., expiring
September 2008 at $75	34	(7,650)
Janus Capital Group, Inc.:
expiring September 2008 at $30	110	(2,475)
expiring October 2008 at $30	122	(8,235)
MasterCard, Inc. Class A:
expiring September 2008 at $250	10	(4,800)
expiring October 2008 at $260	9	(6,120)

See Notes to Financial Statements.

20 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Schedule of Investments (concluded)

Master Focus Growth LLC

(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Monsanto Co.:
expiring September 2008 at $115	26	$ (10,270)
expiring October 2008 at $120	26	(13,650)
Polo Ralph Lauren Corp., expiring October 2008
at $80	46	(11,500)
QUALCOMM, Inc.:
expiring September 2008 at $47.50	125	(68,750)
expiring October 2008 at $47.50	125	(76,875)
Quanta Services, Inc.:
expiring September 2008 at $35	97	(3,880)
expiring October 2008 at $35	96	(8,640)
Salesforce.com, Inc.:
expiring September 2008 at $75	38	(190)
expiring October 2008 at $75	48	(480)
Spirit Aerosystems Holdings, Inc. Class A, expiring
September 2008 at $25	149	(3,353)

Total Options Written
(Premiums Received — $335,744) — (0.6)%		(407,012)

Total Investments, Net of Options Written — 100.6%		65,622,802
Liabilities in Excess of Other Assets — (0.6)%		(405,514)

Net Assets — 100.0%		$ 65,217,288

* The cost and unrealized appreciation (depreciation) of investments as of August
31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 63,386,429

Gross unrealized appreciation	$ 5,538,989
Gross unrealized depreciation	(2,895,604)

Net unrealized appreciation	$ 2,643,385

(a) Non-income producing security.
(b) Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$1,533	$50,530

(d) Represents the current yield as of report date.
•For Master LLC compliance purposes,the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease. These industry classifications are unaudited.

•Effective December 1,2007,the Master LLC adopted Financial Accounting
Standards Board Statement of Financial Accounting Standards No. 157, “Fair
Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional dis-
closures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Master LLC's investments:

Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments*

Level 1	$ 64,497,313	$ (407,012)
Level 2	1,532,501	—
Level 3	—	—

Total	$ 66,029,814	$ (407,012)

* Other financial instruments are options.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008 21

Statement of Assets and Liabilities	Master Focus Growth LLC

August 31, 2008

Assets

Investments at value — unaffiliated (cost — $61,900,251)	$ 64,497,313
Investments at value — affiliated (cost — $1,532,501)	1,532,501
Investments sold receivable	3,061,519
Contributions receivable from investor	99,619
Dividends receivable	14,246
Prepaid expenses	1,363
Other assets	440

Total assets	69,207,001

Liabilities

Options written at value (premiums received — $335,744)	407,012
Investments purchased payable — unaffiliated	1,279,391
Investments purchased payable — affiliated	2,196,902
Investment advisory fees payable	20,681
Officer’s and Directors’ fees payable	13
Other affiliates payable	456
Other accrued expenses payable	85,258

Total liabilities	3,989,713

Net Assets	$ 65,217,288

Net Assets Consist of

Investor’s capital	$ 62,691,494
Net unrealized appreciation/depreciation	2,525,794

Net Assets	$ 65,217,288

See Notes to Financial Statements.

22 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Statements of Operations	Master Focus Growth LLC

	Period
	December 1, 2007	Year Ended
	to August 31,	November 30,
	2008	2007

Investment Income

Dividends[1]	$ 256,517	$ 228,732
Income from affiliates	50,530	80,423
Securities lending	—	3,467

Total income	307,047	312,622

Expenses

Investment advisory	306,143	443,849
Accounting services	57,969	78,245
Professional	34,013	33,144
Custodian	21,003	23,154
Officer and Directors	15,313	13,144
Printing	2,454	4,622
Miscellaneous	6,130	10,953

Total expenses before waiver	443,025	607,111
Less fees waived by advisor	(102,048)	(147,950)

Total expenses after waiver	340,977	459,161

Net investment loss	(33,930)	(146,539)

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	2,686,724	10,814,547
Options written	1,337,904	1,035,094

	4,024,628	11,849,641

Net change in unrealized appreciation/depreciation on:
Investments	(8,904,384)	5,409,876
Options written	8,176	(79,444)

	(8,896,208)	5,330,432

Total realized and unrealized gain (loss)	(4,871,580)	17,180,073

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (4,905,510)	$ 17,033,534

[1] Foreign withholding tax.	$ 6,314	$ 4,832

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

23

Statements of Changes in Net Assets					Master Focus Growth LLC

				Period
			December 1, 2007
			to August 31,		Year Ended November 30,

Increase (Decrease) in Net Assets:				2008	2007	2006

Operations

Net investment income (loss)			$ (33,930)		$ (146,539)	$ 258,739
Net realized gain				4,024,628	11,849,641	14,243,911
Net change in unrealized appreciation/depreciation				(8,896,208)	5,330,432	(4,963,321)

Net increase (decrease) in net assets resulting from operations				(4,905,510)	17,033,534	9,539,329

Capital Transactions

Proceeds from contributions				19,435,098	7,647,533	2,111,897
Fair value of withdrawals				(24,398,685)	(26,555,437)	(33,887,396)

Net decrease in net assets derived from capital transactions				(4,963,587)	(18,907,904)	(31,775,499)

Net Assets

Total decrease in net assets				(9,869,097)	(1,874,370)	(22,236,170)
Beginning of period				75,086,385	76,960,755	99,196,925

End of period			$ 65,217,288		$ 75,086,385	$ 76,960,755

Financial Highlights					Master Focus Growth LLC

	Period
	December 1, 2007
	to August 31,		Year Ended November 30,
	2008	2007	2006	2005	2004	2003

Total Investment Return

Total investment return	(6.55)%[1]	26.17%	11.40%	11.30%	6.07%	23.82%

Ratios to Average Net Assets

Total expenses after waiver	0.67%[2]	0.62%	0.59%	0.63%	0.71%	0.71%

Total expenses	0.87%[2]	0.82%	0.79%	0.75%	0.73%	0.71%

Net investment income (loss)	(0.07)%[2]	(0.20)%	0.30%	0.07%	0.17%	(0.19)%

Supplemental Data

Net assets, end of period (000)	$ 65,217	$75,086	$ 76,961	$ 99,197	$ 143,964	$ 188,072

Portfolio turnover	105%	145%	117%	143%	183%	316%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

24 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Notes to Financial Statements Master Focus Growth LLC

1. Significant Accounting Policies

Master Focus Growth LLC (the “Master LLC”) is registered as an open-
end, non-diversified investment company under the Investment Company
Act of 1940, as amended (the “1940 Act”), and is organized as a
Delaware limited liability company. The Limited Liability Company
Agreement permits the Directors to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC's financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Fund changed its fiscal year end to August 31.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities are valued at amortized cost.
Investments in open-end investment companies are valued at net asset value each business day.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. if no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independ-
ent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair
Value Assets, the investment advisor and/or sub-advisor seeks to deter-
mine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative financial instruments: The Master LLC may engage in various portfolio investment strategies both to increase the return of the Master
LLC and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•Options — The Master LLC may purchase and write call and put options. When the Master LLC writes an option, an amount equal to the premium received by the Master LLC is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to
(or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Master LLC enters into a closing transaction), the Master LLC realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a “pass-through entity”
for federal income tax purposes. As such, each investor in the Master
LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the
Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the
Internal Revenue Code.

BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008 25

Notes to Financial Statements (continued) Master Focus Growth LLC

Effective May 31, 2008, the Master LLC implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Master LLC and has deter-
mined that the adoption of FIN 48 does not have a material impact on the Master LLC’s financial statements. The Master LLC is disregarded as an entitiy separate from its owner for tax purposes, therefore it is not required to file income tax returns.

Recent Accounting Pronouncements: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entitity’s results of operations and financial position. In
September 2008, FASB Staff Position No. 133-1 and FASB Interpretation
No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB
Interpretation No. 45; and Clarification of the Effective Date of FASB
Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB
Statement No. 133, “Accounting for Derivative Instruments and Hedging
Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master
LLC’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Transactions
with Affiliates

The Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and admin-
istration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s port-
folio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC.
For such services, the Master LLC pays the Advisor a monthly fee at an annual rate of 0.60% of the average daily value of the Master LLC's net assets. The Advisor has agreed to contractually waive the administration fees of the Fund and the investment advisory fees of the Master LLC, as necessary to reduce the sum of the administration fee (as a percentage of the average daily net assets of the Fund) and the investment advisory fee (as a percentage of the average daily net assets of the Master LLC)
from 0.85% to 0.65%, and also to waive the fees and/or reimburse direct expenses of the Fund and/or the Master LLC to the extent neces-
sary to limit the ordinary annual operating expenses of the Fund (after accounting for the waiver described above), excluding class-specific distribution and account maintenance fees, to 2.00% of the average daily net assets of the Fund for the annual period, so long as the sum of the fees waived and the expenses reimbursed by the Advisor do not exceed the amount of fees actually due to the Advisor under both the
Master LLC’s investment advisory agreement and the Fund’s administra-
tion agreement. This amount is shown as fees waived by advisor on the
Statements of Operations.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

For the period December 1, 2007 to August 31, 2008, the Master
LLC reimbursed the Advisor $872 for certain accounting services, which is included in accounting services in the Statements
of Operations.

In addition, MLPF&S received $31,291 in commissions on the
execution of portfolio security transactions for the Master LLC for the period December 1, 2007 to August 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimbursed the Advisor for the compensation paid to the Master LLC’s Chief
Compliance Officer.

3. Investments

Purchases and sales of investments, excluding short-term securities, for the period December 1, 2007 to August 31, 2008 were
$70,350,161 and $74,839,827, respectively.

26 BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008

Notes to Financial Statements (concluded) Master Focus Growth LLC

Transactions in call options written for the period December 1, 2007 to August 31, 2008 were as follows:

		Premiums
	Contracts	Received

Outstanding call options written,
beginning of period	1,081	$ 338,904
Options written	9,733	1,965,281
Options exercised	(1,999)	(468,480)
Options expired	(3,633)	(798,588)
Options closed	(3,375)	(701,373)

Outstanding call options written,
end of period	1,807	$ 335,744

4. Short-Term Borrowings

The Master LLC, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Master LLC may borrow under the credit agree-
ment to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC's current prospectus and state-
ment of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Master
LLC pays a commitment fee of 0.06% per annum based on the Master
LLC's pro rata share of the unused portion of the credit agreement bear interest at a rate equal to , at each fund’s election, the federal funds rate plus 0.35% a base rate as defined in the credit agreement. The
Master LLC did not borrow under the credit agreement during the period December 1, 2007 to August 31, 2008.

5. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close in the first quarter of 2009.

BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008 27

Report of Independent Registered Public Accounting Firm

Master Focus Growth LLC

To the Investor and Board of Directors of Master Focus
Growth Fund LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Focus Growth LLC
(the “Master LLC”), as of August 31, 2008, and the related statements of operations for the period December 1, 2007 to August 31, 2008 and for the year ended November 30, 2007, the statements of changes in net assets for the period December 1, 2007 to August 31, 2008 and for each of the two years in the period ended November 30, 2007, and the financial highlights for the period December 1, 2007 to August 31,
2008 and for each of the five years in the period ended November 30,
2007. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of express-
ing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures include confirmation of the securities owned as of
August 31, 2008, by correspondence with the custodian and brokers;
here replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Focus Growth LLC as of August 31, 2008, the results of its operations for the period December 1, 2007 to August 31, 2008 and for the year ended November 30, 2007, the changes in its net assets for the period December 1, 2007 to August 31, 2008 and for each of the two years in the period ended November 30, 2007, and the financial highlights for the period December 1, 2007 to August 31, 2008 and for each of the five years in the period ended November 30, 2007, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP Princeton, New Jersey October 27, 2008

28 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock Focus Growth Fund, Inc. (the “Fund”)
and of Master Focus Growth LLC (the “Master LLC”) met in April and
June 2008 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors,
LLC (the “Advisor”), the Master LLC’s investment advisor. The Fund is a
"feeder" fund that invests all of its assets in the Master LLC, which has the same investment objectives and strategies as the Fund. All invest-
ments are made at the Master LLC level. The Board also considered the approval of the subadvisory agreement (the “Subadvisory Agreement”)
between the Advisor and BlackRock Investment Management, LLC (the
“Subadvisor”). The Advisor and the Subadvisor are referred to herein as
“BlackRock.” For simplicity, the Master LLC and the Fund are referred to herein as the “Fund.” The Advisory Agreement and the Subadvisory
Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Directors”). The Directors are responsible for the oversight of the opera-
tions of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director.
The Board established four standing committees: an Audit Committee, a
Governance and Nominating Committee, a Compliance Committee and
a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. ., and certain affiliates (the “Transaction”), the Fund entered into the Advisory
Agreement with an initial two-year term and the Advisor entered into the
Subadvisory Agreement with the Subadvisor with an initial two-year term.
Consistent with the 1940 Act, prior to the expiration of the Agreements’
respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis. In connec-
tion with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment manage-
ment, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for market-
ing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures;
and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agree-
ments. At an in-person meeting held on June 5 – 6, 2008, the Fund’s
Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the Advisor and the
Fund for a one-year term ending June 30, 2009 and the Subadvisory
Agreement between the Advisor and BlackRock Investment Management,
LLC for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional infor-
mation, as detailed below, in advance of the June 5 – 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the invest-
ment performance of the Fund and BlackRock portfolio management;
(c) the advisory fee and the cost of the services and profits to be real-
ized by BlackRock and certain affiliates from the relationship with the
Fund; (d) economies of scale; and (e) other factors.

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations.
These materials included (a) information independently compiled and

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the prof-
itability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out bene-
fits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-
end funds, under similar investment mandates, as well as the perform-
ance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance;
(iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the
Fund. The Board did not identify any particular information as control-
ling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with
BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates provide the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addi-
tion to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure docu-
ments, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) overseeing and coordinating the activities of other service providers;
(iv) organizing Board meetings and preparing the materials for such
Board meetings; (v) providing legal and compliance support; and
(vi) performing other administrative functions necessary for the opera-
tion of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed vari-
ous factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regu-
larly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Fund ranked in the second, first and second quartiles on a net basis against its Lipper peer universe for the one, three and five year periods ended December 31, 2007, respectively.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

30 BLACKROCK FOCUS GROWTH FUND, INC. AUGUST 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31,
2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality invest-
ment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board took into account that BlackRock has contractually agreed to waive a portion of its advisory fee, thereby lowering Fund expenses. The
Board further noted that BlackRock has agreed to contractually cap the total annual operating expenses, excluding certain expenses, of one or more share classes of the Fund, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the
Fund to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board con-
sidered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds,

that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock
Investment Management, LLC for a one-year term ending June 30, 2009.
Based upon their evaluation of all these factors in their totality, the
Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the
Directors (and predecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

31

Officers and Directors

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with Fund/	Time Served		and Portfolios	Public
and Year of Birth	Master LLC	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]

Robert M. Hernandez	Chairman of the	Since	Formerly Director, Vice Chairman and Chief Financial Officer of USX	37 Funds	ACE Limited
40 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	104 Portfolios	(insurance company);
New York, NY 10022	and Member				Eastman Chemical
1944	of the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)

Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	37 Funds	Watson
40 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	104 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Chairman of the		Parkinson’s Research since 2000; Formerly Director of BTG
1941	Audit Committee		International Plc (a global technology commercialization company)
	and Director		from 2001 to 2007.

James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since 1996	37 Funds	None
40 East 52nd Street		1995	and formerly Executive Vice President thereof from 1996 to 2003;	104 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944

Bruce R. Bond	Director	Since	Formerly Trustee and Member of the Governance Committee, State	37 Funds	None
40 East 52nd Street		2007	Street Research Mutual Funds from 1997 to 2005; Formerly Board	104 Portfolios
New York, NY 10022			Member of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.

Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an investment	37 Funds	Knology, Inc. (tele-
40 East 52nd Street		2007	partnership) since 1979; Managing General Partner, The South Atlantic	104 Portfolios	communications);
New York, NY 10022			Venture Funds since 1983; Member of the Investment Advisory Council		Capital Southwest
1944			of the Florida State Board of Administration from 2001 to 2007.		(financial)

Honorable	Director	Since	Partner and Head of International Practice, Covington and Burling	37 Funds	UPS Corporation
Stuart E. Eizenstat		2007	(law firm) since 2001; International Advisory Board Member, The Coca	104 Portfolios	(delivery service)
40 East 52nd Street			Cola Company since 2002; Advisory Board Member BT Americas
New York, NY 10022			(telecommunications) since 2004; Member of the Board of Directors,
1943			Chicago Climate Exchange (environmental) since 2006; Member of the
International Advisory Board GML (energy) since 2003.

Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	37 Funds	None
40 East 52nd Street		2005		104 Portfolios
New York, NY 10022
1957

John F. O’Brien	Director	Since	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly	37 Funds	Cabot Corporation
40 East 52nd Street		2007	Director, Allmerica Financial Corporation from 1995 to 2003; Formerly	104 Portfolios	(chemicals); LKQ
New York, NY 10022			Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco,		Corporation (auto
1943			Inc. (energy solutions company) from 2006 to 2007.		parts manufacturing);
TJX Companies, Inc.
(retailer)

Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, .A. (law firm)	37 Funds	None
40 East 52nd Street		1999	since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000;	104 Portfolios
New York, NY 10022			Director of ECMC Group (service provider to students, schools and
1942			lenders) since 2001; President Elect, The American Law Institute,
(non-profit), 2007; Formerly President, American Bar Association from
1995 to 1996.

32 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with Fund/	Time Served		and Portfolios	Public
and Year of Birth	Master LLC	as a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

Jean Margo Reid	Director	Since	Self-employed consultant since 2001; Director and Secretary, SCB,	37 Funds	None
40 East 52nd Street		2007	Inc. (holding company) since 1998; Director and Secretary, SCB	104 Portfolios
New York, NY 10022			Partners, Inc. (holding company) since 2000; Director, Covenant
1945			House (non-profit) from 2001 to 2004.

David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	37 Funds	None
40 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources at the	104 Portfolios
New York, NY 10022			University of Wyoming since 2006; Director, The American Museum
1941			of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society
from 1998 to 2005.

Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School of	37 Funds	Bowne & Co., Inc.
40 East 52nd Street	and Member	2007	Business Administration since 1995.	104 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)

1 Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2 Following the combination of Merrill Lynch Investment Managers, L. P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E.

Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O’Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

33

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with Fund/	Time Served		and Portfolios	Public
and Year of Birth	Master LLC	as a Director	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Interested Directors[1]

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	37 Funds	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities since	104 Portfolios
New York, NY 10022			1988 and Chairman of the Executive and Management Committees;
1952			Formerly Managing Director, The First Boston Corporation, Member of
its Management Committee, Co-head of its Taxable Fixed Income
Division and Head of its Mortgage and Real Estate Products Group;
Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs
Committee and a member of the Executive Committee, the Ad Hoc
Committee on Board Governance, and the Committee on Trustees; Co-
Chairman of the NYU Hospitals Center Board of Trustees, Chairman of
the Development/Trustee Stewardship Committee and Chairman of the
Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	294 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

1 Messrs. Davis, Fink and Gabbay are all “interested persons,” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

34 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Officers and Directors (concluded)

Position(s)
Name, Address	Held with Fund/	Length of
and Year of Birth	Master LLC	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L .P.(“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986
New York, NY 10022			and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
New York, NY 10022	Officer		1992 to 2006.
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
New York, NY 10022	Officer		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959			Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered	Legal Counsel
The Bank of New York Mellon PNC Global Investment			State Street Bank	Public Accounting Firm	Willkie Farr & Gallagher LLP
New York, NY 10286	Servicing (U.S.) Inc.		and Trust Company	Deloitte & Touche LLP	New York, NY 10019
	Wilmington, DE 19809		Princeton, NJ 08540	Princeton, NJ 08540

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

35

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master
LLC uses to determine how to vote proxies relating to portfolio securi-
ties is available (1) without charge, upon request, by calling toll-free
(800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

36 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Natural Resources Trust
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Science & Technology
BlackRock Basic Value Fund	BlackRock Healthcare Fund	Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Value Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

38 BLACKROCK FOCUS GROWTH FUND, INC.

AUGUST 31, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Focus Growth Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#FOCUS-8/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Joe Grills (not reappointed to the Audit Committee, effective November 1, 2007)
Robert M. Hernandez (term began, effective November 1, 2007)
Robert S. Salomon, Jr. (term ended, effective November 1, 2007)
Fred G. Weiss (term began, effective November 1, 2007)
Richard R. West (term began, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

Master Focus
Growth LLC	$23,300	$26,400	$0	$0	$0	$0	$0	$0

BlackRock Focus	$6,800	$6,600	$0	$0	$6,100	$6,100	$1,049	$1,042
Growth Fund, Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

Master Focus Growth LLC	$287,500	$284,500

BlackRock Focus Growth Fund,	$294,649	$291,642
Inc.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: October 20, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: October 20, 2008